Employee benefit plans	12 Months Ended
Mar. 31, 2019
Employee benefit plans

20. Employee benefit plans:

Pension and severance plans -

Upon terminations of employment, employees of the parent company and subsidiaries in Japan are entitled, under the retirement plans of each company, to lump-sum indemnities or pension payments, based on current rates of pay and lengths of service or the number of “points” mainly determined by those. Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits on involuntary retirement, including retirement at the age limit.

Effective October 1, 2004, the parent company amended its retirement plan to introduce a “point” based retirement benefit plan. Under the new plan, employees are entitled to lump-sum or pension payments determined based on accumulated “points” vested in each year of service.

There are three types of “points” that vest in each year of service consisting of “service period points” which are attributed to the length of service, “job title points” which are attributed to the job title of each employee, and “performance points” which are attributed to the annual performance evaluation of each employee. Under normal circumstances, the minimum payment prior to retirement age is an amount reflecting an adjustment rate applied to represent voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the age limit.

Effective October 1, 2005, the parent company partly amended its retirement plan and introduced the quasi cash-balance plan under which benefits are determined based on the variable-interest crediting rate rather than the fixed-interest crediting rate as was in the pre-amended plan.

The parent company and most subsidiaries in Japan have contributory funded defined benefit pension plans, which are pursuant to the Corporate Defined Benefit Pension Plan Law (CDBPPL). The contributions to the plans are funded with several financial institutions in accordance with the applicable laws and regulations. These pension plan assets consist principally of common stocks, government bonds and insurance contracts.

Most foreign subsidiaries have pension plans or severance indemnity plans covering substantially all of their employees under which the cost of benefits are currently invested or accrued. The benefits for these plans are based primarily on lengths of service and current rates of pay.

Toyota uses a March 31 measurement date for its benefit plans.

Information regarding Toyota’s defined benefit plans is as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2018	2019	2018	2019
Change in benefit obligation
Benefit obligation at beginning of year	1,930,498	2,019,310	1,026,024	1,097,981
Service cost	88,964	99,838	35,887	46,930
Interest cost	13,252	12,967	37,817	40,708
Plan participants’ contributions	1,266	974	912	1,045
Plan amendments	(58)	(1,067)	(12)	13
Net actuarial (gain) loss	35,017	67,391	66,039	7,755
Acquisition and other	18,206	(20,786)	(26,616)	21,634
Benefits paid	(67,835)	(78,554)	(42,070)	(29,169)

Benefit obligation at end of year	2,019,310	2,100,073	1,097,981	1,186,897

Change in plan assets
Fair value of plan assets at beginning of year	1,483,889	1,612,879	758,306	815,483
Actual return on plan assets	111,278	3,208	89,924	59,237
Acquisition and other	14,615	(13,705)	(16,009)	12,696
Employer contributions	42,095	41,276	20,961	18,952
Plan participants’ contributions	1,266	974	912	1,045
Benefits paid	(40,264)	(44,141)	(38,611)	(24,629)

Fair value of plan assets at end of year	1,612,879	1,600,491	815,483	882,784

Funded status	406,431	499,582	282,498	304,113

Amounts recognized in the consolidated balance sheets as of March 31, 2018 and 2019 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2018	2019	2018	2019
Accrued expenses (Accrued pension and severance costs)	27,718	34,298	2,982	3,234
Accrued pension and severance costs	647,134	657,380	284,048	306,026
Investments and other assets - Other (Prepaid pension and severance costs)	(268,421)	(192,096)	(4,532)	(5,147)

Net amount recognized	406,431	499,582	282,498	304,113

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2018 and 2019 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2018	2019	2018	2019
Net actuarial loss	(248,791)	(339,814)	(119,407)	(91,072)
Prior service costs	32,812	29,801	(1,826)	(1,612)
Net transition obligation	—	—	—	—

Net amount recognized	(215,979)	(310,013)	(121,233)	(92,684)

The accumulated benefit obligation for all defined benefit pension plans was ¥1,959,533 million and ¥2,040,344 million in Japanese plans, ¥1,023,094 million and ¥1,120,453 million in Foreign plans at March 31, 2018 and 2019, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2018	2019	2018	2019
Projected benefit obligation	833,080	872,867	490,844	535,630
Accumulated benefit obligation	806,774	847,017	468,611	515,918
Fair value of plan assets	170,234	198,315	201,402	215,006

Components of the net periodic pension cost are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2017	2018	2019	2017	2018	2019
Service cost	89,443	88,964	99,838	41,733	35,887	46,930
Interest cost	8,800	13,252	12,967	35,593	37,817	40,708
Expected return on plan assets	(33,524)	(36,409)	(38,551)	(38,893)	(41,048)	(37,530)
Amortization of prior service costs	(4,148)	(4,226)	(3,904)	344	313	219
Recognized net actuarial loss	14,298	7,462	6,927	5,134	5,452	7,102
Amortization of net transition obligation	—	—	—	—	—	—

Net periodic pension cost	74,869	69,043	77,277	43,911	38,421	57,429

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2017	2018	2019	2017	2018	2019
Net actuarial gain (loss)	93,859	39,852	(102,734)	13,647	(17,163)	13,952
Recognized net actuarial loss	14,298	7,462	6,927	5,134	5,452	7,102
Prior service costs	21	58	1,067	996	12	(13)
Amortization of prior service costs	(4,148)	(4,226)	(3,904)	344	313	219
Amortization of net transition obligation	—	—	—	—	—	—
Other	811	(7,979)	4,610	1,962	9,004	7,289

Total recognized in other comprehensive income (loss)	104,841	35,167	(94,034)	22,083	(2,382)	28,549

“Other” includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2017, 2018 and 2019.

The estimated prior service costs and net actuarial loss that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost during the year ending March 31, 2020 are ¥ (3,400) million and ¥10,100 million in Japanese plans, ¥200 million and ¥4,500 million in Foreign plans , respectively.

Weighted-average assumptions used to determine benefit obligations as of March 31, 2018 and 2019 are as follows:

	March 31,
	Japanese plans		Foreign plans
	2018	2019	2018	2019
Discount rate	0.7%	0.6%	3.9%	3.8%
Rate of compensation increase	3.3%	3.1%	3.6%	3.5%

As of March 31, 2018 and 2019, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine benefit obligations.

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2017, 2018 and 2019 are as follows:

	For the years ended March 31,
	Japanese plans			Foreign plans
	2017	2018	2019	2017	2018	2019
Discount rate	0.5%	0.7%	0.7%	4.2%	4.0%	3.9%
Expected return on plan assets	2.4%	2.4%	2.4%	6.1%	6.0%	5.6%
Rate of compensation increase	2.7%	2.9%	3.3%	3.9%	3.8%	3.6%

During the years ended March 31, 2017, 2018 and 2019, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine net periodic pension cost.

The expected rate of return on plan assets is determined after considering several applicable factors including, the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, Toyota’s principal policy for plan asset management, and forecasted market conditions.

Toyota’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which Toyota considers permissible. Asset allocations under the plan asset management are determined based on plan asset management policies of each plan which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management. In Japanese plans, excepting equity securities contributed by Toyota, approximately 40% of the plan assets is invested in equity securities, approximately 30% is invested in debt securities, and the rest of them is invested in insurance contracts and other products. In Foreign plans, excepting equity securities contributed by Toyota, approximately 50% of the plan assets is invested in equity securities, approximately 40% is invested in debt securities, and the rest of them is invested in other products. When actual allocations are not in line with target allocations, Toyota rebalances its investments in accordance with the policies. Prior to making individual investments, Toyota performs in-depth assessments of corresponding factors including category of products, industry type, currencies and liquidity of each potential investment under consideration to mitigate concentrations of risks such as market risk and foreign currency exchange rate risk. To assess performance of the investments, Toyota establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table summarizes the fair value of classes of plan assets as of March 31, 2018 and 2019. See note 28 to the consolidated financial statements for three levels of input which are used to measure fair value.

Japanese plans

	Yen in millions
	March 31, 2018
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	620,281	—	—	620,281
Commingled funds	—	202,816	—	202,816

	620,281	202,816	—	823,097

Debt securities
Government bonds	88,959	—	—	88,959
Commingled funds	—	284,870	—	284,870
Other	—	36,567	19	36,586

	88,959	321,437	19	410,415

Insurance contracts	—	201,141	—	201,141
Other	41,446	61,301	—	102,747
Investments measured at net asset value	—	—	—	75,479

Total	750,686	786,695	19	1,612,879

	Yen in millions
	March 31, 2019
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	531,159	—	—	531,159
Commingled funds	—	192,012	—	192,012

	531,159	192,012	—	723,171

Debt securities
Government bonds	98,578	—	—	98,578
Commingled funds	—	286,783	—	286,783
Other	—	54,652	—	54,652

	98,578	341,435	—	440,013

Insurance contracts	—	226,093	—	226,093
Other	84,208	38,439	4,242	126,889
Investments measured at net asset value	—	—	—	84,325

Total	713,945	797,979	4,242	1,600,491

Foreign plans

	Yen in millions
	March 31, 2018
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	178,476	—	—	178,476
Commingled funds	—	197,566	—	197,566

	178,476	197,566	—	376,042

Debt securities
Government bonds	89,928	—	—	89,928
Commingled funds	—	11,642	—	11,642
Other	—	35,032	—	35,032

	89,928	46,674	—	136,602

Insurance contracts	—	—	—	—
Other	12,487	18,107	31,288	61,882
Investments measured at net asset value	—	—	—	240,957

Total	280,891	262,347	31,288	815,483

	Yen in millions
	March 31, 2019
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	123,875	—	—	123,875
Commingled funds	—	215,386	—	215,386

	123,875	215,386	—	339,261

Debt securities
Government bonds	141,054	—	—	141,054
Commingled funds	—	—	—	—
Other	—	164,877	—	164,877

	141,054	164,877	—	305,931

Insurance contracts	—	—	—	—
Other	10,292	24,810	27,903	63,005
Investments measured at net asset value	—	—	—	174,587

Total	275,221	405,073	27,903	882,784

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Quoted market prices for identical securities are used to measure fair value of common stocks. Japanese stocks and foreign stocks represent 76% and 24% (as of March 31, 2018) and 73% and 27% (as of March 31, 2019) of common stocks, respectively, in Japanese plans. Common stocks include mainly foreign stocks as of March 31, 2018 and 2019 in Foreign plans.

Quoted market prices for identical securities are used to measure fair value of government bonds. Japanese government bonds and foreign government bonds represent 29% and 71% (as of March 31, 2018) and 33% and 67% (as of March 31, 2019) of government bonds, respectively, in Japanese plans. Government bonds include mainly foreign government bonds as of March 31, 2018 and 2019 in Foreign plans.

Commingled funds are beneficial interests of collective trust. The fair values of commingled funds are measured using the net asset value (“NAV”) provided by the administrator of the fund, and are categorized by the ability to redeem investments by the NAV.

The fair values of insurance contracts are measured using contracted amount with accrued interest.

“Other” consists of cash equivalents, other private placement investment funds and other assets. The fair values of other private placement investment funds are measured using the NAV provided by the administrator of the fund, and are categorized by the ability to redeem investments by the NAV.

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2017, 2018 and 2019:

Japanese plans

	Yen in millions
	For the years ended March 31,
	2017			2018			2019
	Debt securities	Other	Total	Debt securities	Other	Total	Debt securities	Other	Total
Balance at beginning of year	146	2,518	2,664	81	496	577	19	—	19
Actual return on plan assets	—	(11)	(11)	—	(4)	(4)	—	(164)	(164)
Purchases, sales and settlements	(65)	(2,011)	(2,076)	(62)	(492)	(554)	(19)	—	(19)
Other	—	—	—	—	—	—	—	4,406	4,406

Balance at end of year	81	496	577	19	—	19	—	4,242	4,242

Foreign plans

	Yen in millions
	For the years ended March 31,
	2017	2018	2019
	Other	Other	Other
Balance at beginning of year	30,758	30,903	31,288
Actual return on plan assets	279	2,024	(4,784)
Purchases, sales and settlements	—	—	—
Other	(134)	(1,639)	1,399

Balance at end of year	30,903	31,288	27,903

Toyota expects to contribute ¥40,124 million in Japanese plans and ¥14,330 million in Foreign plans to its pension plans in the year ending March 31, 2020.

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Yen in millions
Years ending March 31,	Japanese plans	Foreign plans
2020	78,333	26,350
2021	79,217	27,750
2022	82,638	29,423
2023	86,906	31,281
2024	90,064	33,094
from 2025 to 2029	455,028	190,987

Total	872,186	338,885

Postretirement benefits other than pensions and postemployment benefits -

Toyota’s U.S. subsidiaries provide certain health care and life insurance benefits to eligible retired employees. In addition, Toyota provides benefits to certain former or inactive employees after employment, but before retirement. These benefits are provided through various insurance companies, health care providers and others. The costs of these benefits are recognized over the period the employee provides credited service to Toyota. Toyota’s obligations under these arrangements are not material.